Long term loan	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long term loan

Note 9 – Long term loan

The Company took out a loan on June 01, 2015 in the amount of $15 million from Leumi. The loan terms are as follows:

1.	The loan is for a period of 5 years commencing June 01, 2015.
2.	Quarterly installment payments commencing September 01, 2015.

3.	Interest rate is 2.2% indexed to the libor.
4.	The loan contains various covenants. As of the balance sheet date, the Company is in adherence with all of the loan covenants.

Year	Loan Payments

2016	3,000
2017	3,000
2018	3,000
2019	3,000
2020	1,500

13,500